REVENUE BY SERVICE	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE BY SERVICE

11. REVENUE BY SERVICE

	For the Years Ended March 31,
	2023	2024	2025
	US$	US$	US$

Revenue from ship broking services	23,986,146	19,999,294	18,659,141

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.	REVENUE BY SERVICE – CONTINUED

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the Years Ended March 31,
	2023	2024	2025
	US$	US$	US$

Point in time	22,931,243	18,527,513	15,841,178
Over time	1,054,903	1,471,781	2,717,963
Revenue from ship broking services	23,986,146	19,999,294	18,659,141

The following tables present summary information of operations by geographical area for the years ended March 31, 2023, 2024 and 2025.

	For the Year Ended March 31, 2025
	Singapore	Dubai	Total
	US$	US$	US$

Freight commission	15,956,382	502,087	16,458,469
Demurrage commission	1,412,551	18,163	1,430,714
Deviation and other commission	311,776	8,182	319,958
Sale of vessel commission	450,000	-	450,000
Total	18,130,709	528,432	18,659,141

	For the Year Ended March 31, 2024
	Singapore	Dubai	Total
	US$	US$	US$

Freight commission	17,817,281	144,417	17,961,698
Demurrage commission	1,626,894	1,403	1,628,297
Deviation and other commission	409,299	-	409,299
Total	19,853,474	145,820	19,999,294

	For the Year Ended March 31, 2023
	Singapore	Dubai	Total
	US$	US$	US$

Freight commission	22,246,934	-	22,246,934
Demurrage commission	1,197,918	-	1,197,918
Deviation and other commission	283,794	-	283,794
Sale of vessel commission	257,500	-	257,500
Total	23,986,146	-	23,986,146

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for detailing the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM is the Chief Executive Officer. Management, including the CODM, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has divided the services into five divisions and determined that it has four operating segments as follows:

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	Freight commission
2.	Demurrage commission
3.	Deviation and other commission
4.	Sales of vessel commission

All assets and operations of the Company are in Singapore and Dubai.